Warrants - Summary Of Estimated The Fair Value Of The Warrants (Details)	Sep. 30, 2021 yr	Mar. 29, 2021 yr	Dec. 31, 2020 yr	Dec. 31, 2019 yr
Preferred Stock Warrants Classified As Liabilities [Member] | Fair value of underlying series of preferred stock [Member] | Series A 1 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.55		1.45	1.17
Preferred Stock Warrants Classified As Liabilities [Member] | Fair value of underlying series of preferred stock [Member] | Series A 2 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.58		1.54	1.30
Preferred Stock Warrants Classified As Liabilities [Member] | Fair value of underlying series of preferred stock [Member] | Series A 3 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.64		1.76	1.55
Preferred Stock Warrants Classified As Liabilities [Member] | Risk-free interest rate [Member] | Series A 1 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0004		0.0010	0.0160
Preferred Stock Warrants Classified As Liabilities [Member] | Risk-free interest rate [Member] | Series A 2 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0053		0.0027	0.0170
Preferred Stock Warrants Classified As Liabilities [Member] | Risk-free interest rate [Member] | Series A 3 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0076		0.0036	0.0180
Preferred Stock Warrants Classified As Liabilities [Member] | Expected volatility [Member] | Series A 1 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.727		0.884	0.762
Preferred Stock Warrants Classified As Liabilities [Member] | Expected volatility [Member] | Series A 2 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.898		0.785	0.766
Preferred Stock Warrants Classified As Liabilities [Member] | Expected volatility [Member] | Series A 3 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.832		0.824	0.763
Preferred Stock Warrants Classified As Liabilities [Member] | Estimated time [Member] | Series A 1 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.30		1.05	2.05
Preferred Stock Warrants Classified As Liabilities [Member] | Estimated time [Member] | Series A 2 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	2.90		3.65	4.65
Preferred Stock Warrants Classified As Liabilities [Member] | Estimated time [Member] | Series A 3 Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	4.22		4.97	5.97
Common Stock Warrant Classified As Liability [Member] | Risk-free interest rate [Member] | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0152	0.0173
Common Stock Warrant Classified As Liability [Member] | Expected volatility [Member] | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.8250	0.7210
Common Stock Warrant Classified As Liability [Member] | Estimated time [Member] | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	9.5	10.00
Common Stock Warrant Classified As Liability [Member] | Fair value of common stock | Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.26	0.82